SEC 1344
(10-2002)
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
SEC FILE NUMBER
CUSIP NUMBER
NOTIFICATION OF LATE FILING
(Check One): [X]Form 10-K  Form 20-F  Form 11-K  Form 10-Q
 Form N-SAR
For Period Ended: December 31, 2002
[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR
For the Transition Period Ended: ___________________
Read Instruction (on back page) Before Preparing Form. Please
Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
________________________________________________________________

PART I -- REGISTRANT INFORMATION
OPTIMARK HOLDINGS, INC.
Full Name of Registrant
_______________________________________________________________
Former Name if Applicable
10 Exchange Place Centre, 24th Floor
Address of Principal Executive Office (Street and Number)
Jersey City, New Jersey 07302
City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)
[X]
(a) The reasons described in reasonable detail in Part
III of this form could not be eliminated without unreasonable effort or expense;
(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form
N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE
State below in reasonable detail the reasons why Forms 10-K, 20-
F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

The registrant has only recently replaced its outside legal counsel. Within the time available, the Registrant's new counsel has not been able to complete its review and preparation of the Form 10-K to permit its filing within the prescribed timeframe.

PART IV-- OTHER INFORMATION
(1) Name and telephone number of person to contact in regard to this notification
Matthew L. Morgan
(Name)
212
(Area Code)
575-9314
(Telephone Number)
(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). [X]Yes No
____________________________________________________________
(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X]Yes No
If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Total revenues for the year ended December 31, 2002 were approximately $706,000 as compared to approximately $11,426,000 for the year ended December 31, 2001. The reduction in revenues was principally because of the completion of development contracts during the year ended December 31, 2001 with NASDAQ and our affiliate, Japan OptiMark Systems, Inc. These two customers represented substantially all of our revenues for the year ended December 31, 2001. There were no other significant revenue generating projects or sales during the year ended December 31, 2001. Because of the Company's limited operations, total expenses for the year ended December 31, 2002 were approximately $12,960,000 as compared to approximately $28,656,000 for the year ended December 31, 2001.


OPTIMARK HOLDINGS, INC.
(Name of Registrant as Specified in Charter) has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date__________________	By:____________________________________
			      Robert J. Warshaw, Chief Executive Officer, Director,
			      and Principal Financial and Accounting Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION
Intentional misstatements or omissions of fact constitute Federal
Criminal Violations (See 18 U.S.C. 1001).